Income taxes	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Income taxes
10. Income taxes
The provision for income taxes reflects an effective tax rate that differs from the combined federal and provincial statutory tax rate as follows:

	Year ended December 31
	2022	2021

Income before taxes	$563.7	$414.0
Combined statutory tax rate (1)	23.0%	23.0%
Computed income tax expense	$129.7	$95.2
Increase (decrease) resulting from:
Share-based compensation	1.1	0.5
Non-taxable foreign exchange (gain) loss	0.2	(0.1)
Unrecognized deferred tax asset	-	(69.9)
Recognition of deferred tax asset	(378.6)	-
Adjustments related to prior years	(0.4)	(27.1)
Other	1.6	1.4
Deferred income tax recovery	$(246.4)	$-

(1)	The tax rate represents the combined federal and provincial statutory tax rates for the Company and our subsidiaries for the years ended December 31, 2022 and December 31, 2021.
The net deferred income tax asset is comprised of the following:

	Balance January 1, 2022	Provision (Recovery) in Income	Balance December 31, 2022

Deferred tax liabilities (assets)
PP&E	$153.5	$96.0	$249.5
Leases	(7.9)	2.4	(5.5)
Risk Management	(0.5)	1.9	1.4
Decommissioning liability	(27.9)	(14.0)	(41.9)
Share-based compensation	(4.0)	(3.3)	(7.3)
Non-capital losses	(113.2)	(329.4)	(442.6)
Net deferred tax liability (asset)	$-	$(246.4)	$(246.4)

	Balance January 1, 2021	Provision (Recovery) in Income	Balance December 31, 2021
Deferred tax liabilities (assets)
PP&E	$86.5	$67.0	$153.5
Leases	(10.1)	2.2	(7.9)
Risk Management	-	(0.5)	(0.5)
Decommissioning liability	(16.6)	(11.3)	(27.9)
Share-based compensation	(0.4)	(3.6)	(4.0)
Non-capital losses	(59.4)	(53.8)	(113.2)
Net deferred tax liability (asset)	$-	$-	$-
As at December 31, 2022, Obsidian Energy had approximately $2.4 billion (2021 – $2.5 billion) in total tax pools, including non-capital
losses of $1.9 billion (2021 - $2.1 billion). The
non-capital
losses are available for immediate deduction against future taxable income and expire in the years 2026 through 2041. The Company also had approximately $61.3 million of Federal Scientific Research and Experimental Development (SR&ED) credits which expire in the years 2029 through
2036. Deferred income tax assets may only be recognized to the extent that it is probable that future taxable profits will be available against which unused tax losses and deductible temporary differences can be utilized. At December 31, 2021, the Company had an unrecognized income tax asset of $378.6 million in respect of $1,646.2 million of non-capital losses. Given the significant increase in commodity prices, the Company fully recognized the previously unrecognized deferred tax asset in 2022. The Company expects to have sufficient taxable profits in future years in order to fully utilize the remaining deferred tax asset balance of
$246.4 million at December 31, 2022.

At December 31, 2022, Obsidian Energy had realized and unrealized net capital losses of $711.2 million (2021 - $591.5 million). A deferred tax asset has not been recognized in respect of these losses as they may only be applied against future capital gains.
The Company has income tax filings that are subject to audit by taxation authorities, which may impact our deferred income tax position or amount. The Company does not anticipate adjustments arising from these audits and believes we have adequately provided for income taxes based on available information, however, adjustments that arise could be material.